EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD [Text Block]

21. Events after the reporting period

a) Private Placement

On February 25, 2020, the Company closed a private placement of 6,000,000 common shares of the Company at a price of Cdn$0.40 per share for gross proceeds of Cdn$2,400,000.  A total of 1,790,000 of the common shares were purchased by certain insiders of the Company, including Mr. Kondrat, who purchased 1,440,000 of the common shares.

b) KGL Somituri SARL - change of name and purchase of additional interest

During the first quarter of 2020, KGL Somituri SARL changed its name to Adumbi Mining SARL ("Adumbi"). In March 2020,  the Company acquired an additional 5.04% interest in Adumbi pursuant to a private transaction with one of the former minority shareholders of Adumbi. This acquisition increased the Company's interest in Adumbifrom 71.25% to 76.29%. See Notes 1, 4 and 9.

c) Common share purchase warrants

During the first quarter of 2020, all the 875,000 outstanding common share purchase warrants were exercised at a price of Cdn$0.36 per share for gross proceed to the Company of Cdn$315,000.

d) Coronavirus COVID-19 impact

Since December 31, 2019, the COVID-19 pandemic is causing a widespread health crisis that has affected economies and financial markets around the world resuting in an economic downturn. In response to the outbreak, governmental authorities in Canada and internationally have introduced various recommendations and measures to try to limit the pandemic, including travel restrictions, border closures, non-essential business closures, quarantines, self-isolations, shelters-in-place and social distancing. The COVID-19 outbreak and the response of governmental authorities to try to limit it are having a significant impact on the private sector and individuals, including unprecedented business, employment and economic disruptions. The continued spread of COVID-19 nationally and globally could have an adverse impact on the Company's business, operations and financial results, as well as a deterioration of general economic conditions including a possible national or global recession. Due to the speed with which the COVID-19 situation is developing and the uncertainty of its magnitude, outcome and duration, it is not possible to estimate its impact on the Company's business, operations or financial results, including the Company's ability to secure financing; however, the impact could be material.